Subsequent Events - Additional Information (Detail) (Subsequent Event, China Distance Education Limited (CDEL Hong Kong), Term Loan) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 02, 2014 USD ($)	Jan. 02, 2014 CNY
Subsequent Event [Line Items]
Term loan agreement amount drawn down	$ 16,519	100,000